Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000025443 | 754907103 | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025443 | BSNMGT9 | The Magnum Ice Cream Company N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025443 | 44891N208 | People, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025443 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025443 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025443 | 013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025443 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | 34964C106 | Fortune Brands Innovations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025443 | 500754106 | The Kraft Heinz Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025443 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000025443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000117771 | 754907103 | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117771 | BSNMGT9 | The Magnum Ice Cream Company N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117771 | 44891N208 | People, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000117771 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117771 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | 013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117771 | BRS9F13 | Canal+ SA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117771 | BDB6DD1 | IDP Education Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000117771 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117771 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117771 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117771 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117771 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000117771 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000117771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000117771 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000117771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000117771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000025444 | 754907103 | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025444 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025444 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025444 | BYM4063 | Becle S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025444 | 292104106 | Empire State Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025444 | 36164V800 | Liberty Capital Corporation, Class C
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025444 | 82312B106 | Shenandoah Telecommunications Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025444 | G9618E107 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025444 | 047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025444 | 896945201 | TripAdvisor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000025444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000025444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%